Employee Benefit Plan, Summary of Accounting Policy (Details)	12 Months Ended
Dec. 31, 2025
XCEL NMC SRP
EBP, Accounting Policy [Line Items]
EBP, Summary of Accounting Policy
Basis of Accounting — The accompanying financial statements of the Plan have been prepared under the accrual method of accounting in conformity with accounting principles generally accepted in the United States of America (GAAP).

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits at the date of the financial statements and the reported amounts of changes in net assets available for benefits during the reporting period. Actual results could differ from those estimates.

Risks and Uncertainties — The Plan provides for investment in a variety of investment funds. Investments, in general, are exposed to various risks, such as interest rate, credit and overall market volatility risk. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investments, it is reasonably possible that changes in the values of the investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the financial statements.

Fair Value Measurements — The Plan presents money market funds and mutual funds, the Xcel Energy Stock Fund held within the Master Trust, common collective trusts and self-directed brokerage accounts investments at fair value in its financial statements.

The fair values of money market funds are based on quoted net asset value (NAV), calculated as $1 per share, and are included in the Fair Value hierarchy as Level 1 investments (see Note 6). The fair values of mutual funds and Xcel Energy Inc. common stock are based on quoted market prices and reported as Level 1 investments.

The self-directed brokerage option allows participants to self-direct investments in a wider variety of equity securities, mutual funds, debt securities, preferred stock and exchange-traded funds. Within self-directed brokerage accounts, the fair value of mutual funds, equity securities and exchange-traded funds are based on quoted market prices and are assigned as Level 1 investments, while the fair values of debt securities are based on market interest rate curves and recent trades of similarly rated securities and are assigned as Level 2 investments.

Common collective trusts primarily include investments in retirement target date trusts, which have been assigned as Level 2 investments, are valued at the underlying investments’ NAV at the close of the day.

Notes Receivable from Participants — Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as deemed distributions based on the Plan document terms.

Investments — The Plan’s net asset investment balance includes money market funds, various mutual funds, collective trusts, a portion of the Master Trust, and self-directed brokerage accounts. Each participant elects the percentage of his or her account balance to be invested in each investment option. Investment income or loss includes interest and dividends. Realized gains and losses on the sale of investments and unrealized gains or losses in the fair value of investments are shown as net appreciation (depreciation) in the fair value of investments. Total investment income or loss is allocated to each fund based on the number of units in each fund. Security transactions are recognized on the trade date (the date the order to buy or sell is executed).

Income Recognition — The difference between fair value and cost of investments, including realized and unrealized gains and losses, is reflected in the Statements of Changes in Net Assets Available for Benefits. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Payment of Benefits — Benefit payments are recorded when paid.